Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net earnings	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 6,100	$ 5,351	$ 5,154	$ 4,172	$ 4,163	$ 4,481	$ 4,247	$ 2,978	$ 23,863	$ 20,777	$ 15,869
Other comprehensive earnings, net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $35, $2,454 and $4,231, respectively													(58)	3,953	(6,820)
Reclassification adjustment for net gains included in net earnings, net of taxes of $71, $209 and $30, respectively													(114)	(336)	(48)
Other comprehensive earnings (losses)													(172)	3,617	(6,868)
Comprehensive earnings													$ 23,691	$ 24,394	$ 9,001